Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

8. CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of December 31, 2011 include cash balances held by the VIEs of approximately RMB294.7 million. These cash balances cannot be transferred to the Company by dividend, loan or advance according to existing PRC laws and regulations (Note 27). However, these cash balances can be utilized by the Group for its normal operations pursuant to various agreements which enable the Group to substantially control the VIEs as described in Note 2(3) for its normal operations.

Included in the cash and cash equivalents are cash balances denominated in U.S. dollars of approximately US$57.1 million and US$96.1 million (approximately RMB359.2 million and RMB605.0 million) as of December 31, 2010 and 2011, respectively, and cash balances denominated in Korean Won of approximately KRW14,913.9 million and KRW10,568.0 million (approximately RMB87.8 million and RMB57.5 million) as of December 31, 2010 and 2011, respectively.